Post-employment Benefits - Summary of Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Post Employment Benefits [Abstract]
Cash	$ 528	$ 319
Insurance policies	12,908	10,461
Total	$ 13,436	$ 10,780	$ 6,715